7. Share-based payments (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Payments Details
Nonemployee common stock			$ 571,207	$ 596,750	$ 631,550	$ 6,500
Nonemployee warrants - fully vested upon issuance			55,849	$ 7,240,930	7,204,573	$ 645,424
Nonemployee warrants - service and performance conditions					264,919
Legal settlement - replacement warrants			1,119,450
Employee stock options - fully vested upon grant			981,000	$ 9,944,000	7,950,000
Employee stock options - market price-based					2,321,000
Total share-based expense charged against income			$ 2,727,506	$ 17,781,680	$ 18,372,042	$ 651,924
Impact on net loss per common share: Basic and diluted			$ (0.04)	$ (0.32)	$ (0.32)	$ (0.01)